Remuneration of auditors (Tables)	12 Months Ended
Dec. 31, 2023
Auditor's remuneration [abstract]
Summary of Services from Auditors and its Associates

	€ million	€ million	€ million
	2023	2022	2021
Fees payable to the Group’s auditors for the audit of the consolidated and parent
company accounts of Unilever PLC	7	6	5
Fees payable to the Group’s auditors for the audit of accounts of subsidiaries of
Unilever PLC pursuant to legislation(a)(b)	16	17	17
Total statutory audit fees	23	23	22
Fees payable to the Group’s auditors for the audit of non-statutory
financial statements(c)	–	–	5
Audit-related assurance services(d)	–	–	–
Other taxation advisory services	–	–	–
Services relating to corporate finance transactions	–	–	–
Other assurance services(e)	1	1	1
All other non-audit services(d)	–	–	–
Total fees payable	24	24	28
(a)Comprises fees payable to the KPMG network of independent member firms affiliated with KPMG International Cooperative for audit work on statutory financial statements and Group reporting returns of subsidiary companies.
(b)Amount payable to KPMG in respect of services supplied to associated pension schemes was less than €1 million individually and in aggregate (2022: less than
€1 million individually and in aggregate; 2021: less than €1 million individually and in aggregate).
(c)2021 includes €5 million for the audit of carve-out financial statements of ekaterra.
(d)Amounts paid in relation to each type of service are less than €1 million individually and in aggregate (2022: less than €1 million and in aggregate; 2021: less than
€1 million and in aggregate).
(e)2023, 2022 and 2021 include various services, each less than €1 million individually.